TRANSMITTAL LETTER

Allianz Life Insurance Company of North America

Stewart D. Gregg, Senior Securities Counsel
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
(763) 765-2913

February 11, 2010

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street, NE
Washington, D.C. 20549

Re:	Allianz Life Insurance Company of New York

Allianz Life Variable Account C

File Nos. 333-143195 and 811-05716

Dear Sir/Madam:

Enclosed for filing please find Post-Effective Amendment No. 14 to the Form N-4 Registration Statement for the above-referenced Registrant. The purpose of this filing is to reflect changes to the Investment Protector, Income Protector, and Quarterly Value Death Benefits.

For the convenience of the staff in reviewing the Registration Statement, a redline copy of the Registration Statement is being sent via email to the Office of Insurance Products of the Division of Investment Management.

Financial statements, updated expense figures, and additional required exhibits will be filed by amendment. Manually executed signature pages have been executed prior to the time of this electronic filing and will be retained by the Company for five years.

The Company acknowledges that changes to the Registration Statement based on staff comments do not bar the Commission from taking future action and that the staff’s review does not foreclose the Commission from taking any action with respect to the filing. The action of the Commission or the staff in reviewing the filing does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing. The Company may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the following address and phone number:

Allianz Life, 5701 Golden Hills Drive, Minneapolis, MN 55416. Telephone: (763)765-2913.

Sincerely,

Allianz Life Insurance Company of North America

By: /s/ Stewart Gregg

Stewart D. Gregg